UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04024

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 6

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2017

Date of reporting period:	11/30/2016

Item 1. Schedule of Investments

Prudential California Muni Income Fund

Schedule of Investments

as of November 30, 2016 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 99.8%
MUNICIPAL BONDS
Abag Fin. Auth. For Nonprofit Corp. Rev., Episcopal Senior Communities, Rfdg.	6.125%		07/01/41	475	$517,931
Abag Fin. Auth. For Nonprofit Corp. Rev., Sharp Healthcare	6.250%		08/01/39	1,000	1,103,310
Abag Fin. Auth. For Nonprofit Corp. Rev., Sharp Healthcare, Ser. A	5.000%		08/01/43	2,000	2,181,940
Anaheim Calif. Pub. Fin. Auth. Rev., Ser. A, Rfdg.	5.000%		05/01/39	1,000	1,090,420
Anaheim Cmnty. Facs. Dist. Rev. Spl. Tax, Platinum Triangle, Rfdg.	4.000%		09/01/41	1,000	931,890
Bay Area Toll Auth. Rev., Ser. F-1, Rfgd.	5.000%		04/01/54	1,000	1,074,160
California Cnty. Tob. Secur. Agy., Rev., Tob. Conv. Bonds, LA Cnty. (Converted to Fixed on 12/01/10)	5.250	%(f)	06/01/21	1,435	1,444,557
California Cnty. Tob. Secur. Agy., Rev., Tob. Conv. Bonds, Ser. B (Converted to Fixed on 12/01/08)	5.100	%(f)	06/01/28	1,035	1,012,892
California Edl. Facs. Auth. Rev., Loyola Marymount Univ., Ser. A	5.125%		10/01/40	1,000	1,074,680
California Edl. Facs. Auth. Rev., Pepperdine Univ., Rfgd.	5.000%		10/01/49	2,000	2,233,280
California Hlth. Facs. Fing. Auth. Rev., Cedars Sinai Med. Ctr., Rfdg.	5.000%		11/15/33	1,000	1,103,960
California Hlth. Facs. Fing. Auth. Rev., Cedars Sinai Med. Ctr., Ser. B, Rfdg.	4.000%		08/15/39	2,000	1,967,620
California Hlth. Facs. Fing. Auth. Rev., Episcopal Home, Ser. B, Rfdg. (Pre-refunded date 02/01/20)(a)	6.000%		02/01/32	1,000	1,135,200
California Hlth. Facs. Fing. Auth. Rev., Lucile Salter Packard Children’s Hosp., Ser. A	5.000%		08/15/43	1,000	1,075,330
California Hlth. Facs. Fing. Auth. Rev., Providence Hlth., Ser. B	5.500%		10/01/39	1,500	1,629,720
California Hlth. Facs. Fing. Auth. Rev., Providence Hlth., Ser. C (Pre-refunded date 10/01/18)(a)	6.500%		10/01/38	20	21,928
California Hlth. Facs. Fing. Auth. Rev., Providence St. Joseph Healthcare, Ser. A, Rfgd.	4.000%		10/01/47	1,000	952,260
California Hlth. Facs. Fing. Auth. Rev., Scripps Hlth., Ser. A	5.000%		11/15/40	1,000	1,084,780
California Hlth. Facs. Fing. Auth. Rev., Scripps Hlth., Ser. A, Rfdg.	5.000%		11/15/36	1,200	1,294,644
California Hlth. Facs. Fing. Auth. Rev., St. Joseph Hlth. Sys., Ser. A	5.750%		07/01/39	1,000	1,085,330
California Hlth. Facs. Fing. Auth. Rev., Stanford Healthcare, Ser. A	5.000%		08/15/54	1,000	1,073,560
California Hlth. Facs. Fing. Auth. Rev., Stanford Hosp., Ser. A-3, Rfdg.	5.500%		11/15/40	500	566,790
California Hlth. Facs. Fing. Auth. Rev., Sutter Hlth., Ser. A	5.000%		11/15/46	1,500	1,613,145
California Hlth. Facs. Fing. Auth. Rev., Sutter Hlth., Ser. A, Rfdg.	5.000%		08/15/43	1,500	1,620,750
California Hlth. Facs. Fing. Auth. Rev., Sutter Hlth., Ser. B, Rfgd.	4.000%		11/15/41	1,000	966,240
California Hlth. Facs. Fing. Auth. Rev., Sutter Hlth., Ser. D, Rfdg.	5.250%		08/15/31	1,000	1,123,760
California Muni. Fin. Auth. Ed. Rev., Northbay Healthcare Group, Ser. A, Rfgd.	5.000%		11/01/27	705	783,452
California Muni. Fin. Auth. Ed. Rev., Amern. Heritage Ed., Ser. A, Rfgd.	4.000%		06/01/26	500	514,350
California Muni. Fin. Auth. Ed. Rev., Amern. Heritage Ed., Ser. A, Rfgd.	5.000%		06/01/46	500	519,155
California Muni. Fin. Auth. Ed. Rev., Palmdale Aerospace Academy Proj., 144A	4.000%		07/01/26	380	371,693

California Muni. Fin. Auth. Ed. Rev., Palmdale Aerospace Academy Proj., 144A	5.000%	07/01/46	665	649,160
California Poll. Ctrl. Fing. Auth. Wtr. Facs. Rev., Amern. Wtr. Cap. Corp. Proj., 144A	5.250%	08/01/40	1,250	1,351,125
California Sch. Fin. Auth. Chrt. Sch. Rev., Alliance CLG-Ready Pub. Schs., 144A	5.000%	07/01/51	620	639,623
California Sch. Fin. Auth. Rev., Alliance CLG-Ready Pub. Schs., Ser. A, 144A	4.000%	07/01/26	300	304,572
California Sch. Fin. Auth. Rev., Alliance CLG-Ready Pub. Schs., Ser. A, 144A	5.000%	07/01/45	1,000	1,035,250
California Sch. Fin. Auth. Rev., Aspire Pub. Schs., Ser. A Rfgd., 144A	5.000%	08/01/46	1,000	1,031,160
California Sch. Fin. Auth. Rev., Green Dot Pub. Sch. Proj., Ser. A, 144A	5.000%	08/01/45	610	640,592
California Sch. Fin. Auth. Sch. Facs. Rev., Kipp. LA. Proj., Ser A., 144A	5.000%	07/01/45	1,000	1,035,250
California Sch. Fin. Auth. Sch. Rev., Aspire Pub. Schs., Ser. A, Rfgd., 144A	5.000%	08/01/40	1,000	1,036,230
California St., GO	5.000%	03/01/45	2,000	2,202,780
California St., GO	5.000%	08/01/45	1,500	1,658,655
California St., GO	5.250%	11/01/40	750	834,188
California St., GO, Rfgd.	4.000%	09/01/37	2,000	2,019,240
California St., Unrefunded Balance, GO	5.500%	04/01/30	5	5,017
California St., Var. Purp., GO	5.000%	10/01/29	1,500	1,631,130
California St., Var. Purp., GO	5.000%	09/01/41	5,000	5,521,250
California St., Var. Purp., GO	5.000%	10/01/41	1,250	1,385,462
California St., Var. Purp., GO	5.000%	09/01/45	1,500	1,664,835
California St., Var. Purp., GO	5.250%	04/01/35	1,250	1,410,687
California St., Var. Purp., GO	5.500%	11/01/39	1,000	1,095,070
California St., Var. Purp., GO	5.500%	03/01/40	2,000	2,208,800
California St., Var. Purp., GO	6.000%	03/01/33	2,750	3,109,672
California St., Var. Purp., GO	6.000%	04/01/38	3,000	3,278,610
California St., Var. Purp., GO	6.000%	11/01/39	1,500	1,670,490
California St. Pub. Wks. Brd. Lease Rev., Judicial Council Projs., Ser. D	5.000%	12/01/31	1,000	1,118,380
California St. Pub. Wks. Brd. Lease Rev., Ser. C, Rfdg.	5.000%	11/01/34	1,300	1,461,044
California St. Pub. Wks. Brd. Lease Rev., Var. Cap. Proj., Ser. G-1	5.750%	10/01/30	750	826,710
California St. Pub. Wks. Brd. Lease Rev., Var. Cap. Proj., Sub. Ser. I-1 (Pre-refunded date 11/01/19)(a)	6.375%	11/01/34	750	855,278
California St. Univ. Rev., Ser. A, Systemwide	5.000%	11/01/37	1,250	1,360,813
California Statewide Cmntys. Dev. Auth. Rev., 899 Charleston Proj., Ser. A, Rfdg.	5.250%	11/01/44	250	260,170
California Statewide Cmntys. Dev. Auth. Rev., Aspire Pub. Schs., Sch. Fac. Rev. (Pre-Refunded date 01/01/19)(a)	6.000%	07/01/30	1,000	1,088,820
California Statewide Cmntys. Dev. Auth. Rev., Beverly Cmnty. Hospital Asset	5.000%	02/01/45	1,500	1,565,295
California Statewide Cmntys. Dev. Auth. Rev., Cottage Hlth.	5.000%	11/01/40	1,000	1,066,170
California Statewide Cmntys. Dev. Auth. Rev., John Muir Hlth., Ser. A, Rfgd.	4.000%	08/15/41	750	707,198
California Statewide Cmntys. Dev. Auth. Rev., Loma Linda Univ. Med. Ctr., Ser. A, 144A	5.000%	12/01/27	1,000	1,068,620
California Statewide Cmntys. Dev. Auth. Rev., Loma Linda Univ. Med. Ctr., Ser. A	5.250%	12/01/44	1,000	1,010,410
California Statewide Cmntys. Dev. Auth. Rev., Loma Linda Univ. Med. Ctr., Ser. A, 144A	5.250%	12/01/56	1,000	1,009,680
California Statewide Cmntys. Dev. Auth. Rev., Polytechnic Sch.	5.000%	12/01/34	2,000	2,161,140

California Statewide Cmntys. Dev. Auth. Rev., Presbyterian Homes, 144A	7.250%		11/15/41	500	554,625
California Statewide Cmntys. Dev. Auth. Rev., Spl. Tax No. 97-1, CABS	5.950	%(b)	09/01/22	1,665	1,188,577
California Statewide Cmntys. Dev. Auth. Rev., Sutter Hlth., Ser. A	6.000%		08/15/42	2,000	2,269,900
Chula Vista Calif. Indl. Dev. Rev., San Diego Gas-D-Rmkt.	5.875%		01/01/34	1,000	1,089,230
Chula Vista Muni. Fing. Auth. Rev., Rfgd.	5.000%		09/01/21	500	552,830
City of La Verne CA, Brethren Hillcrest Homes, COP, Rfgd.	5.000%		05/15/36	1,250	1,294,638
Coronado Cmnty. Dev. Agy. Tax Alloc., Dev. Proj., AMBAC	5.000%		09/01/24	2,000	2,006,600
Fontana Spl. Tax, Cmnty. Facs. Dist. #22 Sierra Hills, Rfgd.	5.000%		09/01/34	500	530,960
Foothill-De Anza Cmnty. College Dist., Ser. C, GO (Pre-refunded date 08/01/21)(a)	5.000%		08/01/40	1,250	1,426,125
Golden St. Tob. Secur. Corp. Rev., Asset-Bkd., Ser. A-1, Rfdg.	5.750%		06/01/47	1,050	954,293
Golden St. Tob. Secur. Corp. Rev., Asset-Bkd., Sr., Ser. A-1	4.500%		06/01/27	2,500	2,445,350
Golden St. Tob. Secur. Corp. Rev., Ser. A, Conv., CABS, AMBAC (Converted to Fixed on 06/01/10)	4.600	%(f)	06/01/23	3,000	3,118,980
Guam Gov’t. Wtrwrks. Auth. Rev., Ser. A, Rfdg.	5.000%		07/01/35	500	531,750
Guam Intl. Arpt. Auth. Rev., Ser. C, AMT	6.375%		10/01/43	500	574,895
Inland Vly. Dev. Agcy., Tax Alloc., Ser. A, Rfdg.	5.000%		09/01/44	500	536,710
Jurupa Pub. Fing. Auth., Ser. A, Rfdg.	5.000%		09/01/42	1,250	1,337,700
La Mesa-Spring Valley Sch. Dist., GO, Election of 2002, Ser. B, CABS, NATL	3.140	%(b)	08/01/23	2,000	1,625,280
Lincoln Calif. Pub. Fing. Auth. Rev., Twelve Bridges Sub. Dist., Ser. B	6.000%		09/02/27	1,000	1,117,860
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev., Ser. A	5.000%		11/15/35	2,350	2,600,533
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev., Ser. A	5.250%		11/15/19	580	621,429
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev., Ser. A	5.500%		11/15/30	1,285	1,473,265
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev., Ser. A	5.500%		11/15/32	440	512,182
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev., Ser. A	5.500%		11/15/37	1,315	1,523,533
Long Beach Hbr. Rev., Ser. A, AMT, NATL, Rfdg.	6.000%		05/15/19	3,000	3,304,950
Los Angeles Calif. Cmnty. College Dist., Election of 2008, Ser. A, GO (Pre-refunded date 08/01/19)(a)	6.000%		08/01/33	2,000	2,235,880
Los Angeles Calif. Dept. Arpts. Rev., Ser. A	5.000%		05/15/34	1,000	1,078,690
Los Angeles Calif. Dept. Arpts. Rev., Ser. A, AMT	5.000%		05/15/38	2,500	2,719,575
Los Angeles Calif. Dept. Arpts. Rev., Ser. C, Rfdg.	5.000%		05/15/38	1,000	1,110,530
Los Angeles Calif. Dept. Arpts. Rev., Sub. Ser. A, AMT	4.000%		05/15/36	1,000	994,630
Los Angeles Cnty. Regional Fing. Auth., Montecedro, Inc. Proj., Ser. A	5.000%		11/15/44	1,250	1,372,587
Los Angeles Dept. of Wtr. & Pwr. Rev., Pwr. Sys., Ser. A	5.000%		07/01/39	1,000	1,061,400
Los Angeles Dept. of Wtr. Rev., Wtr. Sys., Ser. A	5.375%		07/01/38	1,530	1,636,916
Los Angeles Dept. of Wtr. Rev., Wtr. Sys., Ser. B	5.000%		07/01/34	2,500	2,787,250
M-S-R Energy Auth. Calif. Rev., Ser. A	6.500%		11/01/39	1,000	1,285,820
Metro. Wtr. Dist. of Southern Calif. Wtrwks. Rev., Linked, SAVRS, RIBS	5.750%		08/10/18	1,250	1,312,588
Metro. Wtr. Dist. of Southern Calif. Wtrwks. Rev., Unrefunded Balance, Ser. A	5.750%		07/01/21	1,940	2,184,906
Northern Calif. Transmission Agcy. Rev., Calif.- Oregon Proj., Ser. A, Rfgd.	5.000%		05/01/39	750	837,675
Orange Cnty. Cmnty. Facs. Dist., No. 2015-1 Esencia Vlg., Ser. A	5.250%		08/15/45	1,000	1,067,580
Orange Cnty. Cmnty. Facs. Dist. Spl. Tax, No. 2016-1 Esencia Vlg., Ser A	5.000%		08/15/46	1,000	1,047,730

Orange Cnty. Trans. Auth. Rev., Express Lane Sr. Lien 91, Rfdg.	5.000%		08/15/29	1,000	1,130,330
Palomar Health Rev., Rfdg.	5.000%		11/01/39	1,500	1,581,045
Palomar Pomerado Healthcare Dist. Calif., COP	6.000%		11/01/41	1,200	1,308,168
Pittsburg Redev. Agy. Tax Alloc. Rev., Sub., Ser. A, Rfgd., AGM	5.000%		09/01/29	1,750	1,991,045
Pittsburg Success Agy. Redev. Agy. Tax Alloc., Los Medanos Cmnty. Dev. Proj., AMBAC, CABS	3.700	%(b)	08/01/26	1,375	964,673
Port of Oakland Rev., Inter. Lien, Ser. A, NATL, Rfdg., AMT	5.000%		11/01/29	3,000	3,084,630
Port of Oakland Rev., Ser. O, Rfdg., AMT	5.125%		05/01/30	1,000	1,087,170
Port of Oakland Rev., Sr. Lien., Ser. P, Rfdg., AMT	5.000%		05/01/33	1,750	1,893,780
Poway Uni. Sch. Dist. Pub. Fing. Auth., Ser. A, Rfdg.	5.000%		09/01/35	1,000	1,064,810
Puerto Rico Comnwlth., Pub. Impvt., Ser. A, GO, Rfdg.(c)	5.500%		07/01/39	1,000	656,250
Puerto Rico Comnwlth. Rev., Aqueduct & Swr. Auth. Rev., Sr. Lien, Ser. A, Rfdg.	5.750%		07/01/37	390	291,872
Puerto Rico Comnwlth. Rev., Aqueduct & Swr. Auth. Rev., Sr. Lien, Ser. A, Rfdg.	6.000%		07/01/47	325	245,616
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev., Sr. Lien, Ser. C	5.250%		08/01/40	750	529,815
Rancho Cucamonga Redev. Agy. Successor Agy. Tax Alloc., Rancho Redev. Proj. Area, AGM	5.000%		09/01/32	450	494,181
Redding Elec. Sys. Rev., COP, Linked SAVRS, RIBS, NATL, ETM, Rfdg. (Escrowed to maturity date 07/01/22)(a)	6.368%		07/01/22	55	62,314
Redding Elec. Sys. Rev., COP, Linked SAVRS, RIBS, NATL, ETM, Rfdg. (Escrowed to maturity date 07/01/22)(a)(d)(e)	11.352	%(f)	07/01/22	1,405	1,778,674
Riverside Cnty. Calif. Redev. Agy. Tax. Alloc. Intst. 215 Corridor, Ser. E	6.500%		10/01/40	1,000	1,145,310
Riverside Cnty. Infrast. Fing. Auth. Rev., Ser. A, Rfdg.	4.000%		11/01/37	1,250	1,264,950
Riverside Cnty. Pub. Fing. Auth. Rev., Cap. Facs. Proj.	5.250%		11/01/45	1,000	1,121,660
Riverside Cnty. Trans. Commission Rev., Sr. Lien, Ser. A	5.750%		06/01/44	500	553,285
Roseville Calif. Spl. Tax., WestPark Cmnty. Facs. Dist. No. 1, Pub. Facs., Rfdg.	5.000%		09/01/37	500	526,015
Sacramento Area Flood Control Agy. Spl. Assessment, Ser A., Rfdg	5.000%		10/01/41	1,000	1,103,540
Sacramento Cnty. Santn. Dist. Fing. Auth. Rev., Var.-Regl., Ser. B, NATL	1.094	%(f)	12/01/35	1,000	865,200
San Buenaventura Calif. Rev., Cmnty. Mem. Hlth. Sys.	7.500%		12/01/41	500	580,850
San Buenaventura Calif. Rev., Cmnty. Mem. Hlth. Sys.	8.000%		12/01/26	500	618,130
San Diego Cmnty. College Dist., Election of 2006, GO (Pre-refunded date 08/01/21)(a)	5.000%		08/01/41	1,500	1,711,350
San Diego Cnty. Regl. Arpt. Auth. Rev., Sr. Ser. B, AMT	5.000%		07/01/43	2,000	2,132,620
San Diego Pub. Facs. Fing. Auth. Rev., Cap. Impt. Projs., Ser. A	5.000%		10/15/44	1,000	1,091,220
San Diego Uni. Sch. Dist., Election of 1998, Ser. B, GO, NATL	6.000%		07/01/19	1,000	1,114,520
San Francisco City & Cnty. Arpts. Comm. Rev., Second Ser. A, AMT	5.250%		05/01/33	500	548,700
San Francisco City & Cnty. Arpts. Comm. Rev., Second Ser. A, Rfdg., AMT	5.000%		05/01/31	1,000	1,081,640
San Francisco City & Cnty. Arpts. Comm. Rev., Second Ser. C, Rfdg., AMT	5.000%		05/01/25	1,555	1,730,699
San Francisco City & Cnty. Arpts. Comm. Rev., Second Ser. F, Rfdg., AMT	5.000%		05/01/28	1,000	1,106,340
San Francisco City & Cnty. Redev. Agy., Tax Alloc. Mission Bay North Redev., Ser. C (Pre-refunded date 08/01/19)(a)	6.500%		08/01/39	1,000	1,130,980

San Francisco City & Cnty. Redev. Agy., Tax Alloc. Mission Bay South Redev. Proj., Ser B, NATL	5.000%		08/01/43	500	550,700
San Jose Calif., Library & Park Proj., GO	5.000%		09/01/33	2,200	2,206,820
San Jose Calif., Redev. Agy. Tax Alloc., Merged Area Redev. Proj., Hsg. Set Aside, Ser. A-1, Rfdg.	5.500%		08/01/35	1,000	1,086,690
San Leandro Cmnty. Facs., Spl. Tax Dist. No. 1	6.500%		09/01/25	2,160	2,165,551
Santa Margarita Wtr. Dist. Spl. Tax, Cmnty. Facs. Dist. No. 2013-1	5.625%		09/01/36	325	357,305
Santa Maria Joint Union H.S. Dist., Election of 2004, CABS, GO, NATL	3.930	%(b)	08/01/29	1,250	763,513
Santa Monica Cmnty. College Dist. Election of 2002, Ser. A, GO, NATL	3.440	%(b)	08/01/28	1,055	708,316
South Bayside Wste. Mgmt. Auth. Calif. Rev., Solid Waste Enterprise Shoreway Environmental, Ser. A	6.000%		09/01/36	500	551,355
Southern California Pub. Power Auth. Natural Gas Proj. Rev., LIBOR, Proj. No. 1, Ser. A	2.064	%(f)	11/01/38	2,000	1,759,740
Stockton Pub. Fing. Auth. Rev., Delta Wtr. Sply. Proj., Ser. A, Rmkt.	6.250%		10/01/40	700	823,305
Territory of Guam, Section 30, Ser. A (Pre-refunded date 12/01/2019)(a)	5.750%		12/01/34	500	562,425
Territory of Guam, Section 30, Ser. A, Rfgd.	5.000%		12/01/46	750	806,205
Territory of Guam, Ser. D, Rfdg.	5.000%		11/15/39	750	792,675
Tob. Securitization Auth. Northn. Calif. Rev., Asset-Bkd. Tob. Settlement, Ser. A-1	4.750%		06/01/23	2,640	2,655,787
Torrance Hosp. Rev., Torrance Mem. Med. Ctr. Rev., Ser. A	6.000%		06/01/22	2,000	2,022,940
University of Calif. Regents Med. Ctr. Pooled Rev., Ser. L, Rfgd.	4.000%		05/15/44	1,000	970,750
University of Calif. Rev. Gen., Ser. O (Pre-refunded date 05/15/19)(a)	5.750%		05/15/34	1,250	1,381,837
Virgin Islands Pub. Fin. Auth. Rev., Matching Fd. Ln., Diago, Ser. A	6.750%		10/01/37	250	252,988
Virgin Islands Pub. Fin. Auth. Rev., Ser. A	5.000%		10/01/34	1,000	906,160
Walnut Energy Center Auth. Rev., Rfdg.	5.000%		01/01/34	1,000	1,119,650

TOTAL INVESTMENTS — 99.8% (cost $195,318,138)(g)					202,109,349
Other assets in excess of liabilities — 0.2%					424,957

NET ASSETS — 100.0%					$202,534,306

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
CABs	Capital Appreciation Bonds
COP	Certificates of Participation
ETM	Escrowed to Maturity
GO	General Obligation
LIBOR	London Interbank Offered Rate
NATL	National Public Finance Guaranty Corp.
OTC	Over-the-counter
RIBS	Residual Interest Bonds
SAVRS	Select Auction Variable Rate Securities

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and/or U.S. guaranteed obligations.
(b)	Represents zero coupon bond. Rate quoted represents effective yield at November 30, 2016.
(c)	Represents issuer in default on interest payments. Non-income producing security.
(d)	Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate at November 30, 2016.
(e)	Indicates a security that has been deemed illiquid.
(f)	Variable rate instrument. The interest rate shown reflects the rate in effect at November 30, 2016.
(g)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$195,049,666

Appreciation	11,116,447
Depreciation	(4,056,764)

Net Unrealized Appreciation	$7,059,683

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange ratesand other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of November 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Municipal Bonds	$—	$195,958,698	$—
Guam	—	3,267,950	—
Puerto Rico	—	1,723,553	—
Virgin Islands	—	1,159,148	—

Total	$—	$202,109,349	$—

During the period, there were no transfers between Level 1 and Level 2 to report.

Notes to Schedule of Investments (unaudited)

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund may invest up to 15% of its net assets in illiquid securities, including those that which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

The Fund may invest in variable rate securities including securities commonly called “inverse floaters”. The interest rates on these securities have an inverse relationship to the interest rate of other securities or the value of an index. Changes in interest rates on the other security or index inversely affect the rate paid on the inverse floater, and the inverse floater’s price will be more volatile than that of a fixed-rate bond. Additionally, some of these securities contain a “leverage factor” whereby the interest rate moves inversely by a “factor” to the benchmark rate. Certain interest rate movements and other market factors can substantially affect the liquidity of inverse floating rate notes.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 6

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date January 19, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date January 19, 2017

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date January 19, 2017

* Print the name and title of each signing officer under his or her signature.